Cover	Jan. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2023
Entity File Number	001-41552
Entity Registrant Name	ATLAS LITHIUM CORPORATION
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Bahia, 2463, Suite 205
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30160-012
City Area Code	(833)
Local Phone Number	661-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable